Employee Expenses - Summary of Detailed Information of Employee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Employee Benefits [Abstract]
Salaries and short-term employee benefits	$ 1,217,608	$ 1,227,586
Post-employment benefits	10,175	8,784
Long-term incentive plan	6,539	509
Share options	906	857
Employee expenses	$ 1,235,228	$ 1,237,736